Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Formation cost	$ 625
Cash	259,228
Federal Depository Insurance Coverage	250,000
Offering costs	3,161,681
Allocated offering costs	3,025,729
Temporary equity	$ 135,952
Temporary Equity, Shares Authorized | shares	5,091,196
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 50,158
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	48,001
Temporary equity	$ 2,157